                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08238
                                  ---------------------------------------------

                  MORGAN STANLEY INDIA INVESTMENT FUND, INC.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

           1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                   RONALD E. ROBISON
           1221 AVENUE OF THE AMERICAS 34TH FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-221-6726
                                                   ----------------------------

Date of fiscal year end:  12/31
                        --------------------------
Date of reporting period:  6/30/04
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                                                              SEMI-ANNUAL REPORT

MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                                              JUNE 30, 2004

DIRECTORS                     OFFICERS
GAETAN BOUIC                  STEFANIE V. CHANG
                              VICE PRESIDENT
JOSEPH J. KEARNS
                              AMY R. DOBERMAN
HAZAREESING RAVINDRANATH      VICE PRESIDENT
SANTOSH KUMAR

MARIE JOSEPH RAYMOND          JAMES W. GARRETT
LAMUSSE                       TREASURER

                              MICHAEL J. LEARY
FERGUS REID                   ASSISTANT TREASURER

RONALD E. ROBISON
PRESIDENT AND DIRECTOR        MARY E. MULLIN
                              SECRETARY
                                                    [MORGAN STANLEY LOGO]
INVESTMENT ADVISER
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
1221 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10020

ADMINISTRATOR                                       MORGAN STANLEY
JPMORGAN INVESTOR SERVICES COMPANY                  INDIA INVESTMENT FUND, INC.
73 TREMONT STREET
BOSTON, MASSACHUSETTS 02108

CUSTODIAN
JPMORGAN CHASE BANK
270 PARK AVENUE
NEW YORK, NEW YORK 10017

STOCKHOLDER SERVICING AGENT
AMERICAN STOCK TRANSFER & TRUST COMPANY
59 Maiden Lane
NEW YORK, NEW YORK 10030
1 (800) 278-4353

LEGAL COUNSEL
CLIFFORD CHANCE US LLP
31 WEST 52ND STREET
NEW YORK, NEW YORK 10019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
ERNST & YOUNG LLP
200 CLARENDON STREET
BOSTON, MASSACHUSETTS 02116


FOR ADDITIONAL FUND INFORMATION, INCLUDING
THE FUND'S NET ASSET VALUE PER SHARE AND
INFORMATION REGARDING THE INVESTMENTS
COMPRISING THE FUND'S PORTFOLIO, PLEASE CALL
1-800-221-6726 OR VISIT OUR WEBSITE AT
www.morganstanley.com/im.
                                                    MORGAN STANLEY
(C) 2004 MORGAN STANLEY                             INVESTMENT MANAGEMENT INC.
                                                    INVESTMENT ADVISER

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

LETTER TO STOCKHOLDERS
                                      OVERVIEW

PERFORMANCE

For the six months ended June 30, 2004, the Morgan Stanley India Investment Fund, Inc. (the "Fund") had a total return, based on net asset value per share of -15.73%, compared to -17.49% for the U.S. dollar adjusted Bombay Stock Exchange (BSE) National Index (the "Index"). On June 30, 2004, the closing price of the Fund's shares on the New York Stock Exchange was $20.15, representing a 4.3% premium to the Fund's net asset value per share.

FACTORS AFFECTING PERFORMANCE

   - Year-to-date, the popular BSE state-owned Index was down 22% in local terms as compared to the Index which was down 16.7% in local terms.

   - Stocks of state-owned companies fell sharply after the announcement of the results of the general elections. As a result, some of the state-owned banks and energy stocks that the Fund owned felt this impact.

   - The Fund's overweight in industrials contributed positively towards relative performance, while the underweight in technology detracted from relative performance.

MANAGEMENT STRATEGIES

   - A powerful combination of abundant global liquidity, a cyclical economic upturn and ebullient foreign investor sentiment towards India made for spectacular gains in 2003. In our opinion, 2004 will be different. Excess liquidity can only take markets that far and the leading suppliers of global liquidity, from the U.S. to China, are in the process of tightening monetary policy. Coincidentally, global growth momentum may be waning. This is exactly the opposite of the 'sweet spot' witnessed last year.

   - While global factors continue to drive emerging markets, we believe the Indian market faces the additional problem of the verdict from the general elections. The results have been interpreted as a vote against traditional economic reforms. While the Union Budget presented by the new government did allay fears of foreign investors that India was going down the socialistic path, there were few policy measures to suggest economic reforms were accelerating.

   - In such an environment, our strategy will be more oriented towards stock selection. India is a very diverse market and it has historically been possible to generate positive returns even if the overall market is range bound. In this regard, we continue to favor long-term growth stories, as reflected in the Fund's top holdings. The only sector theme we remain convinced about is the power equipment industry, as we believe that the importance of this industry will continue to grow on the back of governmental initiatives.

Sincerely,


/s/ Ronald E. Robison
Ronald E. Robison
President and Director

                                                                       July 2004

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

STATEMENT OF NET ASSETS
                                      June 30, 2004 (unaudited)


                                                                                   VALUE
                                                                   SHARES          (000)
----------------------------------------------------------------------------------------
COMMON STOCKS (94.1%)
(UNLESS OTHERWISE NOTED)
----------------------------------------------------------------------------------------
AUTO COMPONENTS (0.0%)
  Apollo Tyres Ltd.                                                 2,075     $        8
========================================================================================
AUTOMOBILES PARTS & EQUIPMENT (2.6)%
  Amtek Auto Ltd.                                                 356,075          3,954
  Motor Industries Co., Ltd.                                       13,844          4,041
  Patheja Forgings & Auto Ltd.                              (a)(b)450,000            @--
----------------------------------------------------------------------------------------
                                                                                   7,995
========================================================================================
AUTOMOBILES (6.7%)
  Hero Honda Motors Ltd.                                        1,881,332         20,767
========================================================================================
BIOTECHNOLOGY (0.1%)
  Shantha Biotechnics PCL                                   (a)(b)500,000            435
========================================================================================
CHEMICALS (3.0%)
  Asian Paints (India) Ltd.                                       726,876          4,949
  ICI (India) Ltd.                                                 25,000             96
  Indian Petrochemicals Co.                                     1,365,000          4,357
----------------------------------------------------------------------------------------
                                                                                   9,402
========================================================================================
COMMERCIAL BANKS (11.0%)
  HDFC Bank Ltd.                                                  788,750          6,343
  HDFC Bank Ltd. ADR                                              135,300          3,634
  Industrial Development
    Bank of India Ltd.                                          6,405,000          5,830
  Punjab National Bank Ltd.                                       655,000          4,017
  State Bank of India Ltd.                                   (b)1,420,016         14,011
----------------------------------------------------------------------------------------
                                                                                  33,835
========================================================================================
COMMERCIAL SERVICES & SUPPLIES (0.2%)
  Xerox Modicorp Ltd.                                       (a)(b)718,225            547
========================================================================================
CONSTRUCTION MATERIALS (2.9%)
  Associated Cement Co., Ltd.                                   1,686,000          8,875
========================================================================================
DIVERSIFIED TELECOMMUNICATION SERVICES (2.1%)
  Mahanagar Telephone Nigam
    Ltd.                                                        2,290,000          6,572
========================================================================================
ELECTRIC UTILITIES (1.1%)
  Neyveli Lignite Corp., Ltd.                                   3,691,205          3,384
========================================================================================
ELECTRICAL EQUIPMENT (9.6%)
  ABB Ltd.                                                        651,491          9,525
  Bharat Heavy Electricals Ltd.                                 1,843,848         20,127
----------------------------------------------------------------------------------------
                                                                                  29,652
========================================================================================
FOOD PRODUCTS (1.1%)
  Nestle (India) Ltd.                                             286,254          3,449
========================================================================================
CONSUMER STAPLES (2.2%)
  Hindustan Lever Ltd.                                       (a)2,496,445          6,912
========================================================================================
INDUSTRIAL CONGLOMERATES (6.0%)
  Grasim Industries Ltd.                                          382,500     $    8,416
  Grasim Industries Ltd. GDR                                       58,000          1,247
  Siemens India Ltd.                                              457,604          8,769
----------------------------------------------------------------------------------------
                                                                                  18,432
========================================================================================
INTERNET SOFTWARE & SERVICES (0.0%)
  IndiaInfo.com PCL                                         (a)(c)532,875            @--
========================================================================================
INFORMATION TECHNOLOGY SERVICES (7.5)%
  Infosys Technologies Ltd.                                       108,975         13,091
  Wipro Ltd.                                                      689,591          7,980
  Wipro Ltd. ADR                                                   47,810          2,233
----------------------------------------------------------------------------------------
                                                                                  23,304
========================================================================================
MACHINERY (1.7%)
  Cummins (India) Ltd.                                          1,752,174          3,750
  Lakshmi Synthetic Machinery
    Manufacturers Ltd.                                      (a)(b)137,700             10
  Punjab Tractors Ltd.                                            341,000          1,507
----------------------------------------------------------------------------------------
                                                                                   5,267
========================================================================================
TEXTILES (1.1%)
  Alok Industries Ltd.                                          3,065,700          3,344
========================================================================================
MEDIA (0.5%)
  New Delhi Television Ltd.                                 (a)(b)833,250          1,399
========================================================================================
METALS & MINING (6.7%)
  Hindalco Industries Ltd.                                        318,938          6,923
  Steel Authority of India Ltd.                             (a)12,193,286          7,254
  Tata Iron & Steel Co., Ltd.                                     979,400          6,408
----------------------------------------------------------------------------------------
                                                                                  20,585
========================================================================================
OIL & GAS (10.0%)
  Bharat Petroleum Corp., Ltd.                                    574,600          4,440
  Hindustan Petroleum Corp., Ltd.                                 566,000          4,141
  Indian Oil Corp., Ltd.                                          680,500          5,454
  Mahindra & Mahindra Ltd.                                        469,000          4,508
  Oil & Natural Gas Corp., Ltd.                                   910,254         12,459
----------------------------------------------------------------------------------------
                                                                                  31,002
========================================================================================
PAPER & FOREST PRODUCTS (0.9%)
  Ballarpur Industries Ltd.                                     1,812,000          2,428
  Ballarpur Industries Ltd.
    GDR (Registered)                                               43,000            286
----------------------------------------------------------------------------------------
                                                                                   2,714
========================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.   3

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      June 30, 2004 (unaudited)

                                                                                   VALUE
                                                                   SHARES          (000)
PHARMACEUTICALS (9.0%)
  Cipla Ltd.                                                    2,326,310      $  10,747
  Dabur (India) Ltd.                                            1,268,674          1,723
  Dabur Pharma Ltd.                                         (a)(b)634,337            316
  GlaxoSmithkline Pharmaceuticals
    Ltd                                                           381,954          4,937
  Matrix Laboratories Ltd.                                        191,000          5,670
  Sun Pharmaceuticals Industries
    Ltd.                                                          550,104          4,382
----------------------------------------------------------------------------------------
                                                                                  27,775
========================================================================================
ROAD & RAIL (2.4%)
  Container Corp. of India Ltd.                                   596,251          7,326
========================================================================================
SOFTWARE (2.0%)
  I-Flex Solutions Ltd.                                           267,000          3,369
  Mphasis BFL Ltd.                                             (a)516,000          2,918
----------------------------------------------------------------------------------------
                                                                                   6,287
========================================================================================
THRIFTS & MORTGAGE FINANCE (2.7)%
  Housing Development
    Finance Corp., Ltd.                                           746,507          8,397
========================================================================================
TRANSPORTATION INFRASTRUCTURE (1.0%)
  Dredging Corp. of India Ltd.                                    326,723          3,056
========================================================================================
TOTAL COMMON STOCKS
  (Cost $243,694)                                                                290,721
========================================================================================

                                                                     FACE
                                                                   AMOUNT
                                                                    (000)
----------------------------------------------------------------------------------------
CORPORATE BOND (0.1%)
CONSUMER STAPLES (0.1%)
  Hindustan Lever Ltd.,
    9.00%, 1/1/05
    (Cost $@--)                                    INR              2,296            305
========================================================================================
SHORT-TERM INVESTMENT (2.3%)
========================================================================================
REPURCHASE AGREEMENT (2.3%)
  J.P. Morgan Securities, Inc., 1.25%,
    dated 6/30/04, due 7/1/04,
    repurchase price $7,265
    (Cost $7,265)                                     $          (d)7,265          7,265
========================================================================================
TOTAL INVESTMENTS (96.5%)
  (Cost $250,959)                                                                298,291
========================================================================================

                                                                   AMOUNT         AMOUNT
                                                                    (000)          (000)
----------------------------------------------------------------------------------------
OTHER ASSETS (6.5%)
  Foreign Currency
    (Cost $17,175)                                               $ 16,948
  Receivable for Investments Sold                                   1,853
  Dividends Receivable                                                775
  Tax Reclaim Receivable                                              469
  Interest Receivable                                                   4
  Other                                                                14       $ 20,063
========================================================================================
LIABILITIES (-3.0%)
  Payable For:
    Investments Purchased                                          (8,311)
    Distribution Declared                                            (322)
    Investment Advisory Fees                                         (280)
    Directors' Fees and Expenses                                      (89)
    Custodian Fees                                                    (58)
    Bank Overdraft                                                    (38)
    Administrative Fees                                               (14)
  Other Liabilities                                                  (154)        (9,266)
========================================================================================
NET ASSETS (100%)
  Applicable to 15,997,623, issued and
    outstanding $ 0.01 par value shares
    (100,000,000 shares authorized)                                             $309,088
========================================================================================
NET ASSET VALUE PER SHARE                                                       $  19.32
========================================================================================
AT JUNE 30, 2004, NET ASSETS CONSISTED OF:
  Common Stock                                                                  $    160
  Paid-in Capital                                                                275,923
  Undistributed (Distributions in Excess of) Net
    Investment Income                                                             (1,098)
  Accumulated Net Realized Gain (Loss)                                           (12,591)
  Unrealized Appreciation (Depreciation) on
    Investments and Foreign Currency Translations                                 46,694
========================================================================================
TOTAL NET ASSETS                                                                $309,088
========================================================================================

(a)  Non-income producing.

(b) Securities valued at fair value -- At June 30, 2004, the Fund held $16,718,000 of fair valued securities, representing 5.4% of net assets.

(c) Restricted security valued at fair value and not registered under the Securities Act of 1933. IndiaInfo.com PCL was acquired 3/00 at a cost of $2,347,000. At June 30, 2004, this security had an aggregate market value of $0, representing 0.0% of net assets.

(d) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

@    Value is less than $500.

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

INR  Indian Rupee

4   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      Financial Statements

                                                                                                 SIX MONTHS ENDED
                                                                                                    JUNE 30, 2004
                                                                                                      (UNAUDITED)
STATEMENT OF OPERATIONS                                                                                     (000)
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                                                                                             $   2,655
  Interest                                                                                                     32
=================================================================================================================
    TOTAL INCOME                                                                                            2,687
=================================================================================================================
EXPENSES
  Investment Advisory Fees                                                                                  1,959
  Custodian Fees                                                                                              375
  Professional Fees                                                                                            86
  Administrative Fees                                                                                          77
  Stockholder Reporting Expenses                                                                               23
  Directors' Fees and Expenses                                                                                 18
  Country Tax Expense                                                                                          14
  Other Expenses                                                                                               67
=================================================================================================================
    TOTAL EXPENSES                                                                                          2,619
=================================================================================================================
      NET INVESTMENT INCOME (LOSS)                                                                             68
=================================================================================================================
NET REALIZED GAIN (LOSS) ON:
  Investments                                                                                              50,133
  Foreign Currency Transactions                                                                               298
=================================================================================================================
    NET REALIZED GAIN (LOSS)                                                                               50,431
=================================================================================================================
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                            (107,949)
  Foreign Currency Translations                                                                              (238)
=================================================================================================================
    CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                                     (108,187)
=================================================================================================================
NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                             (57,756)
=================================================================================================================
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                       $ (57,688)
=================================================================================================================


                                                                            SIX MONTHS ENDED
                                                                               JUNE 30, 2004           YEAR ENDED
                                                                                 (UNAUDITED)    DECEMBER 31, 2003
STATEMENT OF CHANGES IN NET ASSETS                                                     (000)                (000)
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                     $      68            $   2,640
  Net Realized Gain (Loss)                                                            50,431               16,827
  Change in Unrealized Appreciation (Depreciation)                                  (108,187)             158,981
=================================================================================================================
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  (57,688)             178,448
=================================================================================================================
Distributions from and/or in excess of:
  Net Investment Income                                                                 (322)              (3,169)
=================================================================================================================
Capital Share Transactions:
  Reinvestment of Shares (4,320 in 2004)                                                 114                   --
  Repurchase of Shares (57,869 shares in 2003)                                            --                 (604)
=================================================================================================================
  TOTAL INCREASE (DECREASE)                                                          (57,896)             174,675
=================================================================================================================
Net Assets:
  Beginning of Period                                                                366,984              192,309
=================================================================================================================
  END OF PERIOD (INCLUDING UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
    INVESTMENT INCOME OF $(1,098) AND $(844), RESPECTIVELY)                        $ 309,088            $ 366,984
=================================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.   5

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

SELECTED PER SHARE DATA AND RATIOS
                                      Financial Highlights


                                                     SIX MONTHS
                                                        ENDED                       YEAR ENDED DECEMBER 31,
                                                    JUNE 30, 2004     ------------------------------------------------------------
                                                     (UNAUDITED)        2003          2002        2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  22.95     $  11.98     $  10.53     $  13.92     $  22.59     $   9.19
Net Investment Income (Loss)                                 0.00#+       0.16+        0.03+        0.10         0.02        (0.08)
Net Realized and Unrealized Gain (Loss) on
  Investments                                               (3.61)       11.01         1.39        (2.43)       (7.93)       13.33
----------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                        (3.61)       11.17         1.42        (2.33)       (7.91)       13.25
----------------------------------------------------------------------------------------------------------------------------------
Distributions from and/or in excess of:
  Net Investment Income                                     (0.02)       (0.20)       (0.01)       (0.23)          --           --
  Net Realized Gain                                            --           --           --        (0.84)       (1.60)          --
----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                     (0.02)       (0.20)       (0.01)       (1.07)       (1.60)          --
----------------------------------------------------------------------------------------------------------------------------------
Anti-Dilutive Effect of Share Repurchase Program               --         0.00#        0.04         0.01         0.84         0.15
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $  19.32     $  22.95     $  11.98     $  10.53     $  13.92     $  22.59
==================================================================================================================================
PER SHARE MARKET VALUE, END OF PERIOD                    $  20.15     $  26.55     $   9.94     $   8.65     $  11.06     $  16.50
==================================================================================================================================
TOTAL INVESTMENT RETURN:
  Market Value                                             (24.03)%**   169.33%       15.07%      (11.68)%     (23.49)%     144.44%
  Net Asset Value (1)                                      (15.73)%**    93.15%       13.94%      (14.52)%     (29.68)%     145.81%
==================================================================================================================================
RATIOS, SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (THOUSANDS)                    $309,088     $366,984      192,309     $205,019     $390,190     $736,343
----------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                      1.46%*       1.56%        1.56%        1.77%        1.48%        1.59%
Ratio of Net Investment Income (Loss) to Average
  Net Assets                                                 0.04%*       1.10%        0.28%        0.60%        0.12%       (0.55)%
Portfolio Turnover Rate                                        32%**        36%          23%          56%          44%          34%
----------------------------------------------------------------------------------------------------------------------------------

(1) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
+    Per share amounts are based on average shares outstanding.
#    Amount is less than $0.005 per share.
*    Annualized
**   Not Annualized

6   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS
                                      June 30, 2004 (unaudited)

     The Morgan Stanley India Investment Fund, Inc. (the "Fund") was incorporated in Maryland on December 22, 1993, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is long-term capital appreciation through investments primarily in equity securities.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

     All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

     Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

2. REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

3. FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in Indian rupees are translated into U.S. dollars at the mean of the bid and asked prices of such currency against U.S. dollars last quoted by a major bank as follows:

     - investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

     - investment transactions and investment income at the prevailing rate of exchange on the dates of such transactions.

     Although the net assets of the Fund are presented at the foreign exchange rate and market values at the close of the period, the Fund does not isolate that portion of the

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      June 30, 2004 (unaudited)

     results of operations arising as a result of changes in the foreign exchange rate from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in the foreign exchange rate from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

     Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Net Assets. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

     A significant portion of the Fund's net assets consist of Indian securities which involve certain considerations and risks not typically associated with investments in the United States. In addition to its smaller size, less liquidity and greater volatility, the Indian securities market is less developed than the U.S. securities market and there is often substantially less publicly available information about Indian issuers than there is about U.S. issuers. Settlement mechanisms are also less developed and are accomplished, in certain cases, only through physical delivery, which may cause the Fund to experience delays or other difficulties in effecting transactions.

The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund's investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund has utilized and their associated risks:

4. FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Investments in new Indian securities are made by making applications in the public offerings. The issue price, or a portion thereof, is paid at the time of application and reflected as share application money on the Statement of Net Assets. Upon allotment of the securities, this amount plus any remaining amount of issue price is recorded as cost of investments. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date (except certain dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes, if any. Distributions to stockholders are recorded on the ex-dividend date.

B. ADVISER: Morgan Stanley Investment Management Inc. (the "Adviser") provides investment advisory services to the Fund under the terms of an Investment Advisory and Management Agreement (the "Agreement"). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at an annual rate of 1.10% of the Fund's average weekly net assets.

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      June 30, 2004 (unaudited)

C. ADMINISTRATOR: JPMorgan Chase Bank, through its corporate affiliate J.P. Morgan Investor Services Co. (the "Administrator"), provides administrative services to the Fund under an Administration Agreement. The Administrator is paid a fee computed weekly and payable monthly at an annual rate of 0.02435% of the Fund's average weekly net assets, plus $24,000 per annum. In addition, the Fund is charged for certain out-of-pocket expenses incurred by the Administrator on its behalf. An employee of the Administrator is an Officer of the Fund.

Multiconsult, Ltd., whose registered office is in Mauritius, provides sub-administrative services to the Fund, including maintaining certain Fund records and preparing certain periodic filings, under an agreement whereby Multiconsult is paid a fee of $22,000 per annum.

D. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

E. DIRECTORS: The Fund pays each of its Mauritian Independent Directors an annual fee of $7,500 and all other Independent Directors an annual fee of $5,000. Additionally, each Mauritian Independent Director is paid a fee of $750 for each Board Meeting attended.

F. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

The rate of capital gains tax in India is 10.25% for long-term investments and 30.75% for short-term investments (the capital gains rates were 10.5% for long-term investments and 31.5% for short-term investments for the financial year ended March 31, 2003). The Fund invests in India through a registered branch office established in Mauritius and, as a result, obtains the benefits under the double taxation treaty between Mauritius and India ("Treaty"). To obtain benefits under the double taxation treaty the Fund must meet certain tests and conditions, including the establishment of Mauritius tax residence and related requirements. The Fund has obtained a tax residence certification from the Mauritian authorities and believes such certification is determinative of its resident status for treaty purposes. A fund which is a tax resident in Mauritius under the treaty but has no branch or permanent establishment in India will not be subject to capital gains tax in India on the sale of securities, but is subject to a 15% withholding tax on dividends declared, distributed or paid by an Indian company prior to June 1, 1997 and for the period from April 1, 2002 through March 31, 2003. During the period June 1, 1997 through March 31, 2002 and after April 1, 2003, dividend income from domestic companies was exempt from Indian income tax. The Fund currently is subject to and accrues Indian withholding tax on interest earned on Indian securities at 20.5% (21% for the financial year ended March 31, 2003).

The Treaty benefits accorded to foreign investors were challenged by a non-governmental organization and the matter was litigated before India's Supreme Court (the highest court in India ). In October 2003, India's Supreme Court upheld the validity of treaty benefits accorded to foreign investors on the basis of a certificate of residence issued by Mauritian authorities (such as the one obtained by the Fund).

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2003 and 2002 were as follows:

                  2003 DISTRIBUTIONS             2002 DISTRIBUTIONS
                      PAID FROM:                     PAID FROM:
                         (000)                         (000)
          ----------------------------     -----------------------
                             LONG-TERM                   LONG-TERM
               ORDINARY        CAPITAL      ORDINARY       CAPITAL
                 INCOME           GAIN        INCOME          GAIN
          --------------------------------------------------------
                 $3,169            $--          $214           $--

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      June 30, 2004 (unaudited)

At December 31, 2003, the components of distributable earnings on a tax basis were as follows:


                UNDISTRIBUTED                  UNDISTRIBUTED
               ORDINARY INCOME             LONG-TERM CAPITAL GAIN
                   (000)                          (000)
         -----------------------------------------------------------
                    $321                           $--
         -----------------------------------------------------------

At June 30, 2004, the U.S. Federal income tax cost basis of investments was $250,959,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $47,332,000 of which $75,098,000 related to appreciated securities and $27,766,000 related to depreciated securities.

At December 31, 2003, the Fund had a capital loss carryforwards for U.S. Federal income tax purposes of approximately $61,101,000 available to offset future capital gains, of which $43,303,000 will expire on December 31, 2009 and $17,798,000 will expire on December 31, 2010.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the stockholders.

Net capital and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2003, the Fund did not defer any capital losses to January 1, 2004, for U.S. Federal income tax purposes.

G. CONTRACTUAL OBLIGATIONS: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

H. OTHER: During the six months ended June 30, 2004, the Fund made purchases and sales totaling $110,849,000 and $122,037,000 respectively, of investment securities other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities.

Future economic and political developments in India could adversely affect the liquidity or value, or both, of securities in which the Fund is invested. In addition, the Fund's ability to hedge its currency risk is limited and accordingly, the Fund may be exposed to currency devaluation and other exchange rate fluctuations.

On August 10, 1998, the Fund commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Fund's shares trade from their net asset value. During the six months ended June 30, 2004, the Fund did not repurchase any of its shares. Since the inception of the program, the Fund has repurchased 8,450,680 of its shares at an average discount of 30.06% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

On June 21, 2004 the Officers of the Fund, pursuant to authority granted by the Board of Directors declared a distribution of $0.0201 per share, derived from net investment income, payable on July 15, 2004, to stockholders of record on June 30, 2004.

I. SUPPLEMENTAL PROXY INFORMATION:

The Annual Meeting of the Stockholders of the Fund was held on June 22, 2004. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:

1. To elect the following Directors:

                                          VOTES IN       VOTES
                                          FAVOR OF       AGAINST
----------------------------------------------------------------------
Fergus Reid                               11,692,883       422,801
Ronald E. Robison                         11,692,751       422,933
Hazareesing Ravindranath Santosh
  Kumar                                   11,692,753       422,931

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 is available without charge, upon request, by calling 1-800-548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission's website at www.sec.gov.

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

  Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each stockholder will be deemed to have elected, unless American Stock Transfer & Trust Company (the "Plan Agent") is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

  Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value. If net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

  The Plan Agent's fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant's behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

  In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder's name and held for the account of beneficial owners who are participating in the Plan.

  Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

Morgan Stanley India Investment Fund, Inc.
American Stock Transfer & Trust Company
Dividend Reinvestment and Cash Purchase Plan
59 Maiden Lane
New York, New York 10030
1-800-278-4353

ITEM 2.  CODE OF ETHICS.  Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable for semi-annual reports.

ITEM 6.  [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable for semi-annual reports.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
MORGAN STANLEY CLOSED-END FUNDS SHARE REPURCHASE PROGRAM
Morgan Stanley India Investment Fund, Inc.*
1/1/04-6/30/04


                                                              Total Number of Shares        Maximum Number of
                                                                Purchased as Part of   Shares that May Yet Be
            Total Number of Shares    Average Price Paid    Publicly Announced Plans      Purchased Under the
Period                   Purchased             per Share                 or Programs        Plans or Programs
-------------------------------------------------------------------------------------------------------------
January                  --                      --                     --                   Unlimited
February                 --                      --                     --                   Unlimited
March                    --                      --                     --                   Unlimited
April                    --                      --                     --                   Unlimited
May                      --                      --                     --                   Unlimited
June                     --                      --                     --                   Unlimited

*The Share Repurchase Program commenced on 8/10/1998

**The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.  Not Applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Stanley India Investment Fund, Inc.

By:      /s/ Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2004

By:      /s/ James W. Garrett
Name:    James W. Garrett
Title:   Principal Financial Officer
Date:    August 19, 2004